Stock Options (Details 1) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Common Stock, No par value [Member] USD ($)	Dec. 31, 2012 Common Stock, No par value [Member] EUR (€)	Dec. 31, 2012 Preferred Stock, No par value [Member] USD ($)	Dec. 31, 2012 Preferred Stock, No par value [Member] EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options beginning balance				12,024,817	12,024,817
Awards granted		2,817,879	2,585,196
Options forfeited	$ 50,687	$ 50,921	$ 28,170
Share Based Compensation Arrangement By Share Based Payment Awards Option Vested And Expected To Vest [LineItems]
Number of options				4,389	4,389	38,000	38,000
Weighted average remaining contractual life in years				2.42	2.42	1.89	1.89
Aggregate intrinsic value				121,870	92,368	1,141	865
Unrecognized compensation costs related to non-vested options	51,096
Total compensation cost not yet recognized, period for recognition	1.9
Cash received from exercise of stock options	81,883	96,204	64,271
Intrinsic value of options exercised	50,687	50,921	28,170
Tax benefit received from exercise of stock options	$ 13,010	$ 13,313	$ 8,123